Segment Data and Related Information - Revenues of Business' Major Geographic Markets (Details) - Mafco Worldwide & Merisant - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Product revenues, net	$ 66.0	$ 70.3	$ 272.2	$ 291.0	$ 288.0
North America
Segment Reporting Information [Line Items]
Product revenues, net			104.9	104.0	104.0
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Product revenues, net			105.6	119.3	117.4
Asia-Pacific
Segment Reporting Information [Line Items]
Product revenues, net			47.7	48.8	45.8
Latin America
Segment Reporting Information [Line Items]
Product revenues, net			$ 14.0	$ 18.9	$ 20.8